Fair Value of Financial Investments and Liabilities - Recurring Fair Value Measurements (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value disclosure	$ 95	$ 112
Recurring Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value disclosure	22	22
Auction Rate Securities [Member] | Recurring Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value disclosure	22	22
Assets at Fair Value (Level 3) [Member] | Recurring Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value disclosure	22	22
Assets at Fair Value (Level 3) [Member] | Auction Rate Securities [Member] | Recurring Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value disclosure	$ 22	$ 22